Spin-off of distribution business (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Assets and Liabilities Preceding Spin-off

The following table presents the carrying value of assets and liabilities of NOW (in millions):

	December 31,
	2013	2012
Current assets:
Cash and cash equivalents	$101	$138
Receivables, net	661	692
Inventories, net	850	1,015
Deferred income taxes	21	18
Prepaid and other current assets	29	19

Total current assets of discontinued operations	1,662	1,882
Property, plant and equipment, net	102	61
Deferred income taxes	15	11
Goodwill	333	343
Intangibles, net	68	74
Other assets	3	2

Total assets of discontinued operations	$2,183	$2,373

Current liabilities:
Accounts payable	$264	$272
Accrued liabilities	99	113
Accrued income taxes	—	6

Total current liabilities of discontinued operations	363	391
Deferred income taxes	16	9
Other liabilities	2	2

Total liabilities of discontinued operations	$381	$402

Schedule of Selected Financial Information Reported as Discontinued Operations

The following table presents selected financial information regarding the results of operations of our distribution business, which is reported as discontinued operations (in millions):

	Years Ended December 31,
	2013	2012	2011
Revenue from discontinued operations	$4,296	$3,414	$1,641

Income from discontinued operations before income taxes	222	165	128

Income tax expense	75	57	43

Income from discontinued operations	$147	$108	$85